NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9%
	Communications - 0.8%
27,614	Cogent Communications Holdings, Inc.	$ 383,282
8,137	GoDaddy, Inc., Class A(a)	690,669
21,059	Iridium Communications, Inc.	1,155,086
3,521	Maplebear, Inc.(a)	166,719
		2,395,756
	Consumer Discretionary - 10.5%
33,790	Adient plc(a)	621,060
28,268	Autoliv, Inc.	3,283,894
1,045	Avis Budget Group, Inc.(a)	154,482
28,613	Bath & Body Works, Inc.	661,819
6,700	Best Buy Company, Inc.	508,396
25,436	BorgWarner, Inc.	1,688,950
5,451	Brunswick Corporation	459,192
18,198	Builders FirstSource, Inc.(a)	1,628,357
56,468	Callaway Golf Company(a)	1,061,034
9,659	CarMax, Inc.(a)	510,865
13,543	Carter's, Inc.	557,430
17,268	Chewy, Inc., Class A(a)	339,316
17,025	Cracker Barrel Old Country Store, Inc.	907,432
7,733	Crocs, Inc.(a)	932,909
3,871	Darden Restaurants, Inc.	797,465
15,482	Floor & Decor Holdings, Inc., Class A(a)	919,012
30,830	Fortune Brands Innovations, Inc.	1,692,567
17,641	Fox Factory Holding Corporation(a)	298,927
19,358	Gap, Inc. (The)	361,607
11,624	KB Home	727,546
27,660	Kohl's Corporation	490,135
22,759	Lear Corporation	3,051,072
40,910	LKQ Corporation	1,077,160
36,916	Macy's, Inc.	869,372
7,628	MGM Resorts International(a)	364,695
6,300	Mohawk Industries, Inc.(a)	764,379
27,233	PROG Holdings, Inc.	1,269,330
3,759	RH(a)	619,220

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Consumer Discretionary - 10.5% (Continued)
17,257	Sonic Automotive, Inc., Class A	$ 1,463,221
3,117	Stride, Inc.(a)	268,810
2,784	Toll Brothers, Inc.	458,664
33,138	VF Corporation	552,742
44,453	Wendy's Company (The)	368,515
5,989	Winnebago Industries, Inc.	187,096
39,716	YETI Holdings, Inc.(a)	1,968,325
		31,884,996
	Consumer Staples - 1.8%
55,396	Albertsons Companies, Inc., Class A	749,508
6,000	BJ's Wholesale Club Holdings, Inc.(a)	523,320
13,622	Edgewell Personal Care Company	365,887
11,487	Lamb Weston Holdings, Inc.	496,009
5,922	Performance Food Group Company(a)	662,020
22,933	Quanex Building Products Corporation	427,012
11,090	Sprouts Farmers Market, Inc.(a)	937,993
13,172	US Foods Holding Corporation(a)	1,346,837
		5,508,586
	Energy - 7.1%
32,638	Chord Energy Corporation	3,730,524
15,940	ConocoPhillips	1,657,122
17,809	Enphase Energy, Inc.(a)	876,916
22,025	HF Sinclair Corporation	1,534,041
27,439	Innovex International, Inc.(a)	680,487
4,391	Kinetik Holdings, Inc.	212,261
77,031	Noble Corporation PLC	2,873,256
178,571	Nov, Inc. COM	3,312,492
12,841	ONEOK, Inc.	1,116,397
3,215	Par Pacific Holdings, Inc.(a)	180,297
376,225	Patterson-UTI Energy, Inc.	3,453,745
18,711	PBF Energy, Inc., Class A	851,725
19,233	SM Energy Company	501,981
9,919	SolarEdge Technologies, Inc.(a)	579,666
		21,560,910

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Financials - 21.6%
718	Allstate Corporation (The)	$ 170,841
31,165	Ameris Bancorp	2,812,953
97,198	Annaly Capital Management, Inc.	2,173,347
149,512	Apollo Commercial Real Estate Finance, Inc.	1,596,788
72,842	Arbor Realty Trust, Inc.	394,804
4,980	Atlantic Union Bankshares Corporation	210,704
13,593	Banc of California, Inc.	277,705
21,426	Bank OZK	1,116,080
11,475	BankUnited, Inc.	555,964
10,146	Bread Financial Holdings, Inc.	1,099,319
47,522	Capitol Federal Financial, Inc.	404,412
5,403	Carlyle Group, Inc. (The)	227,520
51,452	CNO Financial Group, Inc.	2,623,023
50,370	Columbia Banking System, Inc.	1,614,359
1,164	Evercore, Inc., Class A	397,436
18,725	Fidelity National Financial, Inc.	883,071
13,020	First American Financial Corporation	893,042
64,094	First Financial Bancorp	2,168,300
42,196	First Hawaiian, Inc.	1,236,343
175,514	First Horizon Corporation	4,500,178
7,672	First Interstate BancSystem, Inc., Class A	295,832
62,946	Flagstar Financial, Inc.	940,413
200,472	FNB Corp	3,825,005
11,585	Franklin Resources, Inc.	385,433
137,114	Fulton Financial Corporation	3,316,788
40,256	Genworth Financial, Inc., Class A(a)	381,224
5,871	Hancock Whitney Corporation	438,681
39,764	Home BancShares, Inc.	1,135,262
31,858	Invesco Ltd.	840,733
5,599	Jackson Financial, Inc.	573,282
24,585	Jefferies Financial Group, Inc.	1,228,758
19,845	KeyCorporation	457,427
9,055	Lincoln National Corporation	320,094
6,165	MetLife, Inc.	521,621

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Financials - 21.6% (Continued)
8,468	OFG Bancorp	$ 415,525
38,100	Old National Bancorp	986,790
12,182	Old Republic International Corporation	498,487
11,044	Pinnacle Financial Partners, Inc.	1,114,119
10,989	Prosperity Bancshares, Inc.	802,527
124,544	Provident Financial Services, Inc.	2,944,220
6,605	Prudential Financial, Inc.	712,878
5,117	Radian Group, Inc.	192,757
18,764	Regions Financial Corporation	566,673
1,502	Reinsurance Group of America, Inc.	319,400
11,891	Ryan Specialty Holdings, Inc.	449,004
20,360	SEI Investments Company	1,785,776
11,419	Selective Insurance Group, Inc.	1,107,757
24,199	SLM Corporation	627,722
12,194	SouthState Bank Corporation	1,218,181
15,824	Starwood Property Trust, Inc.	259,197
37,101	Stifel Financial Corporation	2,588,537
5,363	T Rowe Price Group, Inc.	609,719
10,835	UMB Financial Corporation	1,546,805
23,383	United Bankshares, Inc.	1,071,643
61,776	United Community Banks, Inc.	2,167,720
153,084	Valley National Bancorp	2,242,681
5,134	WaFd, Inc.	196,992
4,936	Western Alliance Bancorp	405,739
5,459	Zions Bancorp NA	377,708
		65,225,299
	Health Care - 5.1%
22,248	Acadia Healthcare Company, Inc.(a)	656,983
27,168	AdaptHealth Corporation(a)	283,091
22,189	Baxter International, Inc.	473,069
1,312	Becton Dickinson and Company	198,545
6,387	Bruker Corporation	384,370
20,932	Cardinal Health, Inc.	4,972,606
6,298	Cytokinetics, Inc.(a)	536,527

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Health Care - 5.1% (Continued)
85,671	Dentsply Sirona, Inc.	$ 908,969
12,050	Enovis Corporation(a)	249,435
14,311	Envista Holdings Corporation(a)	377,095
1,339	Glaukos Corporation(a)	187,139
5,190	Integer Holdings Corporation(a)	485,006
51,118	Integra LifeSciences Holdings Corporation(a)	918,078
5,715	Lantheus Holdings, Inc.(a)	634,022
6,747	Molina Healthcare, Inc.(a)	1,543,039
33,646	Neogen Corporation(a)	302,478
67,541	Perrigo Company plc	701,750
21,713	Sarepta Therapeutics, Inc.(a)	390,183
12,853	Tandem Diabetes Care, Inc.(a)	193,952
5,921	Teleflex, Inc.	750,546
5,285	Zoetis, Inc.	379,780
		15,526,663
	Industrials - 20.6%
13,467	A O Smith Corporation	844,650
90,985	ADT, Inc.	591,403
6,770	AECOM	472,546
10,850	AGCO Corporation	1,298,745
16,149	Alaska Air Group, Inc.(a)	842,978
3,969	Allegiant Travel Company(a)	466,754
145,381	American Airlines Group, Inc.(a)	2,627,035
8,447	Arcosa, Inc.	1,227,265
17,499	Carrier Global Corporation	1,283,552
191,316	CNH Industrial N.V.	2,148,479
13,460	Cognex Corporation	974,773
23,840	Core & Main, Inc., Class A(a)	1,150,280
6,191	Delta Air Lines, Inc.	579,849
12,966	Donaldson Company, Inc.	1,163,958
8,770	ESAB Corporation	864,985
8,258	Fortive Corporation	504,481
32,941	Forward Air Corporation(a)	445,033
19,795	Gates Industrial Corp plc(a)	553,666

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Industrials - 20.6% (Continued)
12,980	Graco, Inc.	$ 981,418
11,676	GXO Logistics, Inc.(a)	591,973
8,196	Ichor Holdings Ltd.(a)	920,247
1,837	IDEX Corporation	416,907
6,508	Itron, Inc.(a)	563,137
4,295	JB Hunt Transport Services, Inc.	1,243,102
19,922	Kennametal, Inc.	698,266
5,085	Kirby Corporation(a)	691,407
15,430	Knight-Swift Transportation Holdings, Inc.	1,201,534
19,055	Matson, Inc.	3,662,942
8,302	Middleby Corporation (The)(a)	1,428,027
11,923	MSC Industrial Direct Company, Inc., Class A	1,418,241
27,253	Mueller Water Products, Inc., Class A	703,945
31,118	Nextpower, Inc., Class A(a)	3,707,399
2,126	Old Dominion Freight Line, Inc.	460,492
19,804	Oshkosh Corporation	3,039,517
6,635	Pentair PLC	508,639
9,121	Ralliant Corporation	671,579
7,826	Regal Rexnord Corporation	1,864,075
64,426	Resideo Technologies, Inc.(a)	2,003,648
5,414	Rush Enterprises, Inc., Class A	395,141
125,124	RXO, Inc.(a)	3,452,171
2,089	Ryder System, Inc.	551,016
1,191	Saia, Inc.(a)	501,602
19,534	Schneider National, Inc., Class B	713,577
27,408	Sensata Technologies Holding PLC	1,308,458
15,905	Southwest Airlines Company	817,835
19,603	StandardAero, Inc.(a)	586,326
10,991	Stanley Black & Decker, Inc.	1,034,473
12,309	Terex Corporation	891,049
7,314	Timken Company (The)	1,062,870
18,328	Toro Company (The)	1,785,514
3,315	United Airlines Holdings, Inc.(a)	450,807
1,047	United Rentals, Inc.	1,186,136

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Industrials - 20.6% (Continued)
25,802	Vontier Corporation	$ 748,258
33,152	Werner Enterprises, Inc.	1,445,759
16,617	WillScot Holdings Corporation	479,567
		62,227,486
	Materials - 6.0%
89,443	Alcoa Corporation	4,663,559
11,469	Boise Cascade Company	890,338
6,304	Celanese Corporation	289,984
6,503	Century Aluminum Company(a)	299,203
11,940	Chemours Company (The)	245,009
127,606	Cleveland-Cliffs, Inc.(a)	1,198,220
7,817	Commercial Metals Company	490,517
7,039	Eastman Chemical Company	471,472
43,416	Graphic Packaging Holding Company	458,907
14,674	Owens Corning	2,332,579
7,508	Reliance, Inc.	2,804,989
5,026	Steel Dynamics, Inc.	1,153,266
37,227	Trex Company, Inc.(a)	1,862,839
11,534	Warrior Met Coal, Inc.	936,099
		18,096,981
	Real Estate - 6.0%
19,433	Acadia Realty Trust	406,344
14,788	Agree Realty Corporation	1,120,043
8,905	Alexandria Real Estate Equities, Inc.	470,629
29,546	Apple Hospitality REIT, Inc.	496,669
15,429	Brixmor Property Group, Inc.	486,476
36,386	Cushman & Wakefield Ltd.(a)	487,209
21,632	EPR Properties	1,254,872
35,990	Healthcare Realty Trust, Inc.	725,918
8,333	Highwoods Properties, Inc.	251,323
12,562	Jones Lang LaSalle, Inc.(a)	3,893,592
23,130	Kilroy Realty Corporation	866,681
96,817	New Residential Investment Corporation	909,112
49,810	NNN REIT, Inc.	2,317,660

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Real Estate - 6.0% (Continued)
15,536	Omega Healthcare Investors, Inc.	$ 740,756
18,837	Rayonier, Inc.	400,851
4,017	Regency Centers Corporation	320,316
3,108	Ventas, Inc.	275,990
50,652	Vornado Realty Trust	1,990,624
12,427	WP Carey, Inc.	888,531
		18,303,596
	Technology - 13.8%
1,039	Akamai Technologies, Inc.(a)	122,820
13,663	Alpha & Omega Semiconductor Ltd.(a)	646,670
12,979	Amkor Technology, Inc.	1,119,179
2,448	Arrow Electronics, Inc.(a)	522,428
7,766	Avnet, Inc.	689,776
22,263	Bentley Systems, Inc., Class B	665,441
6,382	BILL Holdings, Inc.(a)	230,773
17,089	Blackbaud, Inc.(a)	506,176
4,007	Booz Allen Hamilton Holding Corporation	243,105
17,686	Box, Inc., Class A(a)	469,386
5,794	CDW Corp	814,868
6,769	Cirrus Logic, Inc.(a)	1,005,400
20,012	Cleanspark, Inc.(a)	291,175
17,444	Cognizant Technology Solutions Corporation, Class A	675,606
5,185	CommVault Systems, Inc.(a)	734,870
20,973	Corsair Gaming, Inc.(a)	202,809
6,426	Crane NXT Company	328,754
28,488	CTS Corporation	1,857,133
7,326	Diodes, Inc.(a)	801,757
9,003	Dolby Laboratories, Inc., Class A	473,378
14,204	Entegris, Inc.	2,554,730
3,761	EPAM Systems, Inc.(a)	298,435
14,928	Everforth, Inc.(a)	266,763
20,533	Extreme Networks, Inc.(a)	664,653
6,334	Fiserv, Inc.(a)	310,683
5,106	Gartner, Inc.(a)	661,840

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Technology - 13.8% (Continued)
12,456	Gen Digital, Inc.	$ 310,030
49,129	Grid Dynamics Holdings, Inc.(a)	279,053
18,934	Harmonic, Inc.(a)	309,192
34,172	HP, Inc.	749,734
12,675	Insight Enterprises, Inc.(a)	1,543,815
4,543	IPG Photonics Corporation(a)	532,985
16,959	Knowles Corporation(a)	703,459
12,431	Kulicke & Soffa Industries, Inc.	1,662,771
4,271	Lattice Semiconductor Corporation(a)	653,292
7,161	Manhattan Associates, Inc.(a)	997,169
1,404	MKS, Inc.	624,499
37,450	NetScout Systems, Inc.(a)	1,630,948
16,159	Nutanix, Inc., A(a)	823,463
6,619	ON Semiconductor Corporation(a)	625,760
2,739	Onto Innovation, Inc.(a)	1,036,575
6,978	PayPal Holdings, Inc.	301,310
12,584	Penguin Solutions, Inc.(a)	956,510
53,119	Photronics, Inc.(a)	1,727,961
13,654	Power Integrations, Inc.	1,143,659
5,888	Progress Software Corporation(a)	197,719
10,782	RingCentral, Inc., Class A	420,282
1,356	Roper Technologies, Inc.	458,857
12,032	SPS Commerce, Inc.(a)	687,869
3,247	Synaptics, Inc.(a)	403,375
8,149	TD SYNNEX Corporation	2,178,553
38,000	Teradata Corporation(a)	1,316,701
24,065	UiPath, Inc., Class A(a)	261,587
10,262	Ultra Clean Holdings, Inc.(a)	1,463,259
4,643	Universal Display Corporation	402,037
2,298	WEX, Inc.(a)	324,225
		41,885,257
	Utilities - 5.6%
6,068	Alliant Energy Corporation	462,928
49,363	Avista Corporation	2,019,440

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	Utilities - 5.6% (Continued)
30,686	Evergy, Inc.	$ 2,652,191
20,395	Exelon Corporation	950,815
45,852	FirstEnergy Corporation	2,179,804
25,832	H2O America	1,569,811
83,654	OGE Energy Corporation	4,070,603
15,631	Pinnacle West Capital Corporation	1,672,517
28,070	Portland General Electric Company	1,454,868
		17,032,977

	TOTAL COMMON STOCKS (Cost $247,496,238)	299,648,507

	EXCHANGE-TRADED FUNDS — 0.6%
	Equity - 0.6%
1,667	iShares Russell Mid-Cap Value ETF	274,388
6,735	Vanguard Small-Cap Value ETF	1,636,538
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,798,160)	1,910,926

	TOTAL INVESTMENTS - 99.5% (Cost $249,294,398)	$ 301,559,433
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	1,631,083
	NET ASSETS - 100.0%	$ 303,190,516

(a)	Non-income producing security.

ETF – Exchange-Traded Fund

Ltd. – Limited Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust